Other Non-financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
OTHER NON-FINANCIAL ASSETS AND LIABILITIES
Schedule of other non-financial assets

	Current		Non-Current
Other non-financial assets	12-31-2023	12-31-2022	12-31-2023	12-31-2022
	ThCh$	ThCh$	ThCh$	ThCh$
Value-added tax credit and other taxes	41,702,626	154,017,802	209,515,973	53,771,356
Prepaid expenses	55,689,522	36,206,579	—	—
Guarantee deposits	—	—	14,419,852	10,113,848
Water right credits	—	—	8,399,351	7,289,051
Spare-parts with a consumption schedule of more than 12 months	—	—	3,953,515	3,959,655
Other	3,105,177	2,415,971	2,105,173	3,142,431
Total	100,497,325	192,640,352	238,393,864	78,276,341

Schedule of other non-financial liabilities
(1)	Prepaid income related to energy sales contracts.